Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2025	Dec. 29, 2024
Segment Information [Abstract]
Schedule of Financial Performance through Reportable Segments	This segment performs solar system installations for new home builders.
	Thirteen Weeks Ended
	September 28, 2025				September 29, 2024
(in thousands)	Residential Solar Installation	New Homes Business	Sunder	Total	Residential Solar Installation	New Homes Business	Sunder	Total
Operating revenues	$38,579	$27,116	4,310	$70,005	$5,536	$—	$—	$5,536

Less:
Cost of revenues	20,984	13,329	3,652	37,965	8,693	—	—	8,693
Sales commissions	7,479	55	—	7,534	7,270	—	—	7,270
Sales and marketing	4,781	1,686	—	6,467	1,093	—	—	1,093
General and administrative(1)	12,240	9,243	—	21,483	18,450	—	—	18,450
Operating (loss) income from continuing operations	(6,905)	2,803	658	(3,444)	(29,970)	—	—	(29,970)
Reconciliation of segment (loss) income from continuing operations before income taxes:
Unallocated amounts:
Interest expense				(8,104)				(2,338)
Interest income				—				86
Other expense, net				(4,256)				(65,684)
Gain on extinguishment of debt				—				19,948
(Loss) from continuing operations before income taxes				$(15,804)				$(77,958)

(1)	For the thirteen weeks ended September 28, 2025, depreciation and amortization expense was $1.0 million, $0.3 million, and zero for the Residential Solar Installation, New Homes Business and Sunder reportable segments, respectively. For the thirteen weeks ended September 29, 2024, depreciation and amortization expense was $0.3 million for the Residential Solar Installation reportable segment.

	Thirty-Nine Weeks Ended
	September 28, 2025				September 29, 2024
(in thousands)	Residential Solar Installation	New Homes Business	Sunder	Total	Residential Solar Installation	New Homes Business	Sunder	Total
Operating revenues	$114,097	$101,862	4,310	$220,269	$20,068	$—	$—	$20,068

Less:
Cost of revenues	67,388	55,930	3,652	126,970	21,834	—	—	21,834
Sales commissions	22,882	1,391	—	24,273	11,691	—	—	11,691
Sales and marketing	19,591	2,173	—	21,764	3,762	—	—	3,762
General and administrative(1)	32,782	19,600	—	52,382	29,789	—	—	29,789
Operating (loss) income from continuing operations	(28,546)	22,768	658	(5,120)	(47,008)	—	—	(47,008)
Reconciliation of segment (loss) income from continuing operations before income taxes:
Unallocated amounts:
Interest expense				(23,258)				(8,230)
Interest income				3				102
Other expense, net				(1,724)				(66,234)
Gain on extinguishment of debt				—				19,948
(Loss) from continuing operations before income taxes				$(30,099)				$(101,422)

(1)	In the thirty-nine weeks ended September 28, 2025, depreciation and amortization expense was $3.4 million, $0.9 million and zero for the Residential Solar Installation, New Homes Business and Sunder reportable segments, respectively. In the thirty-nine weeks ended September 29, 2024, depreciation and amortization expense was $1.0 million for the Residential Solar Installation reportable segment.
This segment performs solar system installations for new home builders.
	Fiscal Year Ended December 29, 2024
(in thousands)	Residential Solar Installation	New Homes Business	Total
Operating revenues	$67,460	$41,282	$108,742

Less:
Cost of revenues	45,266	23,974	69,240
Sales commissions	23,388	1,202	24,590
Sales and marketing	6,827	-	6,827
General and administrative (1)	9,805	3,232	13,037
Operating income (loss)	(17,826)	12,874	(4,952)

Reconciliation of segment loss from continuing operations before income taxes:
Unallocated amounts:
General corporate expense	-	-	(63,557)
Interest expense	-	-	(16,223)
Interest income	-	-	19
Other income (expense), net	-	-	7,932
Gain on troubled debt restructuring	-	-	22,337
Loss from continuing operations before taxes	$-	$-	$(54,444)

(1)	For the year ended December 29, 2024, depreciation and amortization expense was $2.6 million and $0.1 million for the Residential Solar Installation and New Homes Business reportable segments, respectively.
	Fiscal Year Ended December 31, 2023
(in thousands)	Residential Solar Installation	New Homes Business	Total
Operating revenues	$87,616	$-	$87,616

Less:
Cost of revenues	69,828	-	69,828
Sales commissions	31,127	-	31,127
Sales and marketing	6,920	-	6,920
General and administrative (1)	32,099	-	32,099
Operating income (loss)	(52,358)	-	(52,358)

Reconciliation of segment loss from continuing operations before income taxes:
Unallocated amounts:
General corporate expense	-	-	-
Interest expense	-	-	(14,033)
Interest income	-	-	36
Other income (expense), net	-	-	(29,862)
Gain on troubled debt restructuring	-	-	-
Loss from continuing operations before taxes	$-	$-	$(96,217)

(1)	For the year ended December 31, 2023, depreciation and amortization expense was $0.9 million for the Residential Solar Installation reportable segment.

Schedule of Assets by Segment	Assets by segment are as follows (in thousands):
	As of
	December 29,	December 31,
	2024	2023
Residential Solar Installation	$66,145	$47,322
New Homes Business	78,321	-
Total assets	$144,466	$47,322